UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: October 18, 2016 to November 18, 2016

Commission File Number of issuing entity: 333-165147-01

Central Index Key Number of issuing entity: 0001529658

J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-165147

Central Index Key Number of depositor: 0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000835271

JPMorgan Chase Bank, National Association

(Exact name of sponsor as specified in its charter)

Bianca Russo (212) 648-0946

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352
38-3851353
38-7003224

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑SB			X
X‑A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On November 18, 2016 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on November 18, 2016

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	2.91%	1	$1,644.39

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from October 18, 2016 to November 18, 2016. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on August 15, 2016. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 10, 2016. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts.  On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice.  That same day, a group of institutional investors filed a civil complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted.  As with the prior state court action, the Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs.  The Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to (i) enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default purportedly caused by breaches by mortgage loan servicers, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief.  Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the same court by RMBS investors in these and other transactions, and these cases have been consolidated before the same judge.  A similar case was filed in NY state court by a different investor.  On January 19, 2016, an order was entered in connection with the Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Complaint; the District Court also allowed Plaintiffs to file amended complaints if they so chose, and three amended complaints have been filed. On March 28, 2016, the BlackRock Plaintiffs filed a new complaint in state court in San Francisco with regard to the trusts that had been dismissed in the District Court’s January 19 Order; that action was dismissed on September 28, 2016 and the court held that any claims relating to the trusts at issue must be filed in New York state court. Motions to Dismiss all of the actions are pending. There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b)(1) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $17,729,167.00 for the twelve month period ended September 30, 2016.

SunTrust Bank, the lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan and the SunTrust Bank Portfolio II Mortgage Loan (loans # 2 and loan # 13, respectively, on Annex A-1 of the prospectus supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the prospectus supplement. Year-to-date financial information required under Item 1112(b)(1) of Regulation AB can be found in the tables below.

303 Peachtree Street, Northeast
Atlanta, GA 30308
FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		September 30, 2016
Income and Expense		(Year-to-date)
1 Number of institutions reporting		1
2 Total interest income		4,254,781
3 Total interest expense		300,979
4 Net interest income		3,953,802
5 Provision for loan and lease losses		338,010
6 Total noninterest income		2,218,176
7 Fiduciary activities		201,165
8 Service charges on deposit accounts		507,250
9 Trading account gains & fees		106,421
10 Additional noninterest income		1,403,340
11 Total noninterest expense		3,709,886
12 Salaries and employee benefits		1,918,183
13 Premises and equipment expense		365,982
14 Additional noninterest expense		1,425,721
15 Pre-tax net operating income		2,124,082
16 Securities gains (losses)		4,336
17 Applicable income taxes		653,312
18 Income before extraordinary items		1,475,106
19 Discontinued operations (Extraordinary gains – net)		0
20 Net income attributable to bank		1,468,387
21 Net income attributable to noncontrolling interests		6,719
22 Net income attributable to bank and		1,475,106
noncontrolling interests
23 Net charge-offs		347,001
24 Cash dividends		950,000
25 Sale, conversion, retirement of capital stock, net		0
26 Net operating income		1,472,114
Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		September 30, 2016
Assets and Liabilities		(Year-to-date)
1 Total employees (full-time equivalent)		22,028
2 Total assets		200,200,764
3 Cash and due from depository institutions		8,023,496
4 Interest-bearing balances		6,143,944
5 Securities		28,951,788
6 Federal funds sold & reverse repurchase agreements		284,322
7 Net loans & leases		143,732,904
8 Loan loss allowance		1,742,298
9 Trading account assets		4,116,961
10 Bank premises and fixed assets		1,322,704
11 Other real estate owned		122,827
12 Goodwill and other intangibles		7,006,008
13 All other assets		6,639,754
14 Total liabilities and capital		200,200,764
15 Total liabilities		175,858,169
16 Total deposits		161,443,712
17 Interest-bearing deposits		121,047,014
18 Deposits held in domestic offices		161,143,712
19 % insured		55.89%
20 Federal funds purchased & repurchase agreements		2,577,214
21 Trading liabilities		586,437
22 Other borrowed funds		6,790,208
23 Subordinated debt		1,709,716
24 All other liabilities		2,750,882
25 Total equity capital		24,342,595
26 Total bank equity capital		24,236,450
27 Perpetual preferred stock		0
28 Common stock		21,600
29 Surplus		13,391,043
30 Undivided profits		10,823,807
31 Noncontrolling interests in consolidated subsidiaries		106,145

Memoranda:
32 Noncurrent loans and leases	2,094,748
33 Noncurrent loans that are wholly or partially	1,136,199
guaranteed by the U.S. government	663,274
34 Income earned, not collected on loans	182,400,313
35 Earning assets	60,027,025
36 Long-term assets (5+ years)	192,874,688
37 Average Assets, year-to-date	60,027,025
38 Average Assets, quarterly	192,874,688
39 Total risk weighted assets	197,440,085
40 Adjusted average assets for leverage capital	168,986,130
purposes	190,833,414
41 Life insurance assets	1,217,771
42 General account life insurance assets	892,625
43 Separate account life insurance assets	149,730
44 Hybrid life insurance assets	175,416
45 Volatile liabilities	5,823,209
46 Insider loans	514,688
47 FHLB advances	3,004,529
48 Loans and leases held for sale	3,700,921
49 Unused loan commitments	91,588,477
50 Tier 1 (core) risk-based capital	18,433,129
51 Tier 2 risk-based capital	2,790,273
52 Total unused commitments	91,588,477
53 Derivatives	272,684,885

Item 7. Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the November 18, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo

Bianca Russo, Managing Director and Secretary

Date: November 30, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the November 18, 2016 distribution.